VARIABLE INTEREST ENTITIES ("VIEs") - SCHEDULE OF SALE LEASEBACK TRANSACTIONS (Details) - Variable Interest Entity, Primary Beneficiary - Eskimo SPV Agreement - Golar Eskimo $ in Millions	6 Months Ended
Jun. 30, 2018 USD ($)
Variable Interest Entity [Line Items]
Sales value	$ 285.0
First repurchase option	225.8
Repurchase obligation at end of lease term	$ 128.3